Investments (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Investments at Amortized Cost and Fair Value
Short-term investments classification as of December 31, 2020 and 2021 were shown as below:

	As of December 31, 2020
	Cost or Amortized cost less allowance for credit losses	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB
	(In millions)
Held-to-maturity debt investments	123,537	595	—	—	—	124,132
Available-for-sale debt investments	2,862	—	—	3	—	2,865

	As of December 31, 2021
	Cost or Amortized cost less allowance for credit losses	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB	US$
	(In millions)
Held-to-maturity debt investments	140,686	898	—	—	—	141,584	22,218
Available-for-sale debt investments	2,547	—	—	10	—	2,557	401

Schedule of Unrealized and Realized Gains and Losses of Equity Securities Without Readily Determinable Fair Values
Total unrealized and realized gains and losses of equity securities without readily determinable fair values that do not qualify for NAV practical expedient for the years ended December 31, 2019, 2020 and 2021 were as follows:

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
	(In millions)
Gross unrealized gains	1,447	4,396	1,062	167
Gross unrealized losses (including impairment) (i)	(1,641)	(2,679)	(4,424)	(694)

Net unrealized (losses) gains on equity securities held	(194)	1,717	(3,362)	(527)
Net realized gains on equity securities sold	211	266	—	—

Total net gains (losses) recognized	17	1,983	(3,362)	(527)

(i)
Gross unrealized losses (downward adjustments excluding impairment) were RMB863 million, RMB378 million and RMB165 million (US$26 million) for the years ended December 31, 2019, 2020 and 2021, respectively.

Equity Method Investments
The following tables set forth the summarized financial information of Trip:

	As of September 30, (i)
	2020	2021	2021
	RMB	RMB	US$
	(In millions)
Current assets	65,782	76,596	12,020
Non-current assets	132,417	124,268	19,500
Current liabilities	61,360	73,517	11,536
Non-current liabilities	36,558	16,418	2,576
Noncontrolling interests	1,566	924	145

	For the twelve months ended September 30, (i)
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
	(In millions)
Total revenues	34,958	21,704	20,313	3,188
Gross profit	27,627	16,838	15,916	2,498
Income (loss) from operations	4,271	(827)	(723)	(113)
Net income (loss)	3,764	(2,236)	1,198	188
Net income (loss) attributable to the investees	3,813	(2,243)	1,288	202
(i)	The Company adopted a one-quarter lag in reporting its share of equity income (loss) in Trip.

Summary Of Estimated Fair Value Of Available-For-Sale Debt Investments
The following table summarizes the estimated fair value of
available-for-sale
debt investments with stated contractual dates, classified by the contractual maturity date of the investments:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
	(In millions)
Due in 1 year	—	—	—
Due in 1 year through 5 years	1,587	1,685	264
Not due at a single maturity date	1,020	577	91

Total	2,607	2,262	355

Summary Of Estimated Fair Value of Long-Term Held-To-Maturity Investments
The following table summarizes the amortized cost of
long-term
held-to-maturity
investments with stated contractual dates, classified by the contractual maturity date of the investments:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
	(In millions)
Due in 1 year	—	—	—
Due in 1 year through 2 years	9,690	7,914	1,242
Due in 2 years through 3 years	50	—	—

Total	9,740	7,914	1,242

Long Term Investments
Schedule of Investments at Amortized Cost and Fair Value	Long-term investments classification, excluding equity method investments and equity investments without readily determinable fair value, as of December 31, 2020 and 2021 are shown as below:

	As of December 31, 2020
	Cost or Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB
	(In millions)
Equity investments at fair value with readily determinable fair value	8,419	7,342	(2,783)	12,978
Available-for-sale debt investments	2,804	166	(363)	2,607
Investments accounted for at fair value	1,580	885	(227)	2,238

	As of December 31, 2021
	Cost or Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB	US$
	(In millions)
Equity investments at fair value with readily determinable fair value	15,046	6,046	(4,717)	16,375	2,570
Available-for-sale debt investments	2,820	216	(774)	2,262	355
Investments accounted for at fair value	1,974	2,653	(399)	4,228	663

Summary Of Estimated Fair Value of Long-Term Held-To-Maturity Investments
Long-term
held-to-maturity
investments classification as of December 31, 2020 and 2021 were shown as below:

	As of December 31, 202 0
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Fair value
	RMB	RMB	RMB	RMB
	(In millions)
Long-term held-to-maturity investments	9,740	14	—	9,754

	As of December 31, 2021
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Fair value
	RMB	RMB	RMB	RMB	US$
	(In millions)
Long-term held-to-maturity investments	7,914	100	—	8,014	1,258

Summary of Break Down of Long Term Investments
The following table sets forth a breakdown of the categories of long-term investments held by the Company as of the dates indicated:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
	(In millions)

Equity investments at fair value with readily determinable fair value	12,978	16,375	2,570
Equity investments without readily determinable fair value (i)	24,603	11,745	1,843
Available-for-sale debt investments	2,607	2,262	355
Equity method investments	24,067	24,808	3,893
Investments accounted for at fair value	2,238	4,228	663
Long-term held-to-maturity investments	9,740	7,914	1,242
Total long-term investments	76,233	67,332	10,566

(i)
The total carrying value of equity investments without readily determinable fair value using NAV practical expedient was RMB957 million

(US$150 million) for the year ended December 31, 2021. The total carrying value of equity investments without readily determinable fair value using measurement alternative was RMB10,788
m
illion

(US$1,693

m
illion) for the year ended December 31, 2021.

Other Equity Method Investees Excluding Ctrip Com Member [Member]
Equity Method Investments	Financial information for the Company’s equity method investments other than Trip are summarized as a group as follow:

	As of September 30, (i)
	2020	2021	2021
	RMB	RMB	US$
	(In millions)
Current assets	96,713	125,266	19,657
Non-current assets	15,094	18,512	2,905
Current liabilities	73,842	90,744	14,240
Non-current liabilities	5,545	9,218	1,447
Noncontrolling interests	1,577	1,662	261

	For the twelve months ended September 30, (i)
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
	(In millions)
Total revenues	12,598	13,981	21,380	3,355
Gross profit	6,247	5,083	7,624	1,196
(Loss) income from operations	(680)	(1,282)	1,238	194
Net (loss) income	(638)	(832)	2,065	324
Net (loss) income attributable to the investees	(933)	(891)	2,040	320

(i)	The Company adopted a one-quarter lag in reporting its share of (loss) income in majority of its equity investees.

Equity Method Investments
Schedule of Unrealized and Realized Gains and Losses of Equity Securities Without Readily Determinable Fair Values
The total carrying value of equity investments without readily determinable fair value that do not qualify for NAV practical expedient held as of December 31, 2020 and 2021 were as follows:

	As of December 31, 2020	As of December 31, 2021	As of December 31, 2021
	RMB	RMB	US$
	(In millions)
Initial cost basis	19,725	13,016	2,042
Cumulative unrealized gains	8,113	3,910	614
Cumulative unrealized losses (including impairment)	(3,235)	(6,138)	(963)

Total carrying value	24,603	10,788	1,693